Mark To Market Gains (Losses) On Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Fair value adjustments	$ 66,754	$ 16,039	$ 84,550	$ (7,074)	$ (23,487)	$ (52,050)	$ (117,094)
Fair value adjustments, net	66,290	14,010	82,957	(8,549)	(23,426)	(49,162)	(85,485)
Concentrate Sales Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sales of Metals	(667)	(877)	(2,422)	459	1,682	2,505	1,636
Forward foreign exchange contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Production costs applicable to sales	203	(1,151)	830	(1,934)	(1,621)	383	1,638
Fair value adjustments	1,598	0	0	0	3,264	(3,192)	(1,330)
Gold Lease Facility [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value adjustments					0	(132)	2,885
Forward Gold Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value adjustments					0	34	425
Silver Ounces Receivables [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value adjustments	0	(337)	0	22	213	(276)	1,594
Palmarejo gold production royalty [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value adjustments	61,066	14,105	75,494	(11,505)	(31,053)	(40,046)	(83,989)
Franco Nevada Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value adjustments					0	0	3,451
Put and call options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value adjustments	6,350	2,187	10,577	1,636	4,089	(8,438)	(11,795)
Forward foreign exchange contracts MXN peso [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value adjustments	$ (2,260)	$ 83	$ (1,522)	$ 2,773